Document and Entity Information	Dec. 09, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2019
Entity Registrant Name	INDEPENDENT BANK GROUP, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-35854
Entity Tax Identification Number	13-4219346
Entity Address, Address Line One	7777 Henneman Way
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070-1711
City Area Code	972
Local Phone Number	562-9004
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001564618
Title of 12(b) Security	Common Stock
Trading Symbol	IBTX
Security Exchange Name	NASDAQ